Main differences between IFRS and Swiss GAAP	12 Months Ended
Dec. 31, 2020
Main Differences Between IFRS And Swiss GAAP [Line Items]
Disclosure of main differences between IFRS and Swiss GAAP [text block]

Note 35 Main differences between IFRS and Swiss GAAP

The consolidated financial statements of UBS Group AG are prepared in accordance with International Financial Reporting Standards (IFRS). The Swiss Financial Market Supervisory Authority (FINMA) requires financial groups that present their financial statements under IFRS to provide a narrative explanation of the main differences between IFRS and Swiss GAAP (the FINMA Accounting Ordinance, FINMA Circular 2020/1 "Accounting – banks" and the Banking Ordinance). Included in this Note are the significant differences in the recognition and measurement between IFRS and the provisions of the Banking Ordinance and the guidelines of FINMA governing true and fair view financial statement reporting pursuant to Art. 25 through Art. 42 of the Banking Ordinance.

1. Consolidation

Under IFRS, all entities that are controlled by the holding entity are consolidated.

Under Swiss GAAP, controlled entities that are deemed immaterial to the Group or that are held temporarily only are exempt from consolidation, but instead are recorded as participations accounted for under the equity method of accounting or as financial investments measured at the lower of cost or market value.

2. Classification and measurement of financial assets

Under IFRS, debt instruments are measured at amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVTPL), depending on the nature of the business model within which the asset is held and the characteristics of the contractual cash flows of the asset. Equity instruments are accounted for at FVTPL by UBS.

Under Swiss GAAP, trading assets and derivatives are measured at FVTPL in line with IFRS. However, non-trading debt instruments are generally measured at amortized cost, even when the assets are managed on a fair value basis. In addition, the measurement of financial assets in the form of securities depends on the nature of the asset: debt instruments that are not held to maturity, i.e., instruments which are available for sale, as well as equity instruments with no permanent holding intent, are classified as Financial investments and measured at the lower of (amortized) cost or market value. Market value adjustments up to the original cost amount and realized gains or losses upon disposal of the investment are recorded in the income statement as Other income from ordinary activities. Equity instruments with a permanent holding intent are classified as participations in Non-consolidated investments in subsidiaries and other participations and are measured at cost less impairment.

Impairment losses are recorded in the income statement as Impairment of investments in non-consolidated subsidiaries and other participations. Reversals of impairments up to the original cost amount as well as realized gains or losses upon disposal of the investment are recorded as Extraordinary income / Extraordinary expenses in the income statement.

3. Fair value option applied to financial liabilities

Under IFRS, UBS applies the fair value option to certain financial liabilities not held for trading. Instruments for which the fair value option is applied are accounted for at FVTPL. The amount of change in the fair value that is attributable to changes in UBS’s own credit is presented in Other comprehensive income directly within Retained earnings. The fair value option is applied primarily to issued structured debt instruments, certain non-structured debt instruments, certain payables under repurchase agreements and cash collateral on securities lending agreements, amounts due under unit-linked investment contracts, and brokerage payables.

Under Swiss GAAP, the fair value option can only be applied to structured debt instruments that consist of a debt host contract and one or more embedded derivatives that do not relate to own equity. Furthermore, unrealized changes in fair value attributable to changes in UBS’s own credit are not recognized, whereas realized own credit is recognized in Net trading income.

4. Allowances and provisions for credit losses

Swiss GAAP permits the use of IFRS for the accounting for allowances and provisions for credit losses based on an expected credit loss (ECL) model. UBS has chosen to apply the IFRS 9 ECL approach to the substantial majority of exposures in scope of the Swiss GAAP ECL requirements, including all exposures in scope of ECL under both Swiss GAAP and IFRS.

In addition, for a small population of exposures in scope of the Swiss GAAP ECL requirements, which are not subject to ECL under IFRS due to classification and measurements differences, UBS applies an alternative approach. Where the Pillar 1 internal ratings-based (IRB) models are applied for measurement of credit risk, ECL for such exposures is determined by the regulatory expected loss (EL), with an add-on for scaling up to the residual maturity of exposures maturing beyond the next 12 months. For detailed information on regulatory EL, refer to the “Risk management and control” section of this report. For exposures for which the Pillar 1 standardized approach (SA) is applied for the measurement of credit risk, ECL is determined using a portfolio approach that derives conservative probability of default (PD) and loss given default (LGD) for the entire portfolio.

5. Hedge accounting

Under IFRS, when cash flow hedge accounting is applied, the fair value gain or loss on the effective portion of the derivative designated as a cash flow hedge is recognized in equity. When fair value hedge accounting is applied, the fair value gains or losses of the derivative and the hedged item are recognized in the income statement.

Under Swiss GAAP, the effective portion of the fair value change of the derivative instrument designated as a cash flow or as a fair value hedge is deferred on the balance sheet as Other assets or Other liabilities. The carrying amount of the hedged item designated in fair value hedges is not adjusted for fair value changes attributable to the hedged risk.

6. Goodwill and intangible assets

Under IFRS, goodwill acquired in a business combination is not amortized but tested annually for impairment. Intangible assets with an indefinite useful life are also not amortized but tested annually for impairment.

Under Swiss GAAP, goodwill and intangible assets with indefinite useful lives are amortized over a period not exceeding five years, unless a longer useful life, which may not exceed 10 years, can be justified. In addition, these assets are tested annually for impairment.

7. Post-employment benefit plans

Swiss GAAP permits the use of IFRS or Swiss accounting standards for post-employment benefit plans, with the election made on a plan-by-plan basis.

UBS has elected to apply IFRS (IAS 19) for the non-Swiss defined benefit plans in UBS AG standalone financial statements and Swiss GAAP (FER 16) for the Swiss pension plan in the UBS AG and the UBS Switzerland AG standalone financial statements. The requirements of Swiss GAAP are better aligned with the specific nature of Swiss pension plans, which are hybrid in that they combine elements of defined contribution and defined benefit plans, but are treated as defined benefit plans under IFRS. Key differences between Swiss GAAP and IFRS include the treatment of dynamic elements, such as future salary increases and future interest credits on retirement savings, which are not considered under the static method used in accordance with Swiss GAAP. Also, the discount rate used to determine the defined benefit obligation in accordance with IFRS is based on the yield of high-quality corporate bonds of the market in the respective pension plan country. The discount rate used in accordance with Swiss GAAP (i.e., the technical interest rate) is determined by the Pension Foundation Board based on the expected returns of the Board’s investment strategy.

For defined benefit plans, IFRS requires the full defined benefit obligation net of the plan assets to be recorded on the balance sheet, with changes resulting from remeasurements recognized directly in equity. However, for non-Swiss defined benefit plans for which IFRS accounting is elected, changes due to remeasurements are recognized in the income statement of UBS AG standalone under Swiss GAAP.

Swiss GAAP requires that employer contributions to the pension fund are recognized as personnel expenses in the income statement. Furthermore, Swiss GAAP requires an assessment as to whether, based on the financial statements of the pension fund prepared in accordance with Swiss accounting standards (FER 26), an economic benefit to, or obligation of, the employer arises from the pension fund which is recognized in the balance sheet when conditions are met. Conditions for recording a pension asset or liability would be met if, for example, an employer contribution reserve is available or the employer is required to contribute to the reduction of a pension deficit (on an FER 26 basis).

8. Leasing

Under IFRS, a single lease accounting model applies that requires UBS to record a right-of-use (RoU) asset and a corresponding lease liability on the balance sheet when UBS is a lessee in a lease arrangement. The RoU asset and the lease liability are recognized when UBS acquires control of the physical use of the asset. The lease liability is measured based on the present value of the lease payments over the lease term, discounted using UBS’s unsecured borrowing rate. The RoU asset is recorded at an amount equal to the lease liability but is adjusted for rent prepayments, initial direct costs, any costs to refurbish the leased asset and/or lease incentives received. The RoU asset is depreciated over the shorter of the lease term or the useful life of the underlying asset.

Under Swiss GAAP, leases that transfer substantially all the risks and rewards, but not necessarily legal title in the underlying assets, are classified as finance leases. All other leases are classified as operating leases. Whereas finance leases are recognized on the balance sheet and measured in line with IFRS, operating lease payments are recognized as General and administrative expenses on a straight-line basis over the lease term, which commences with control of the physical use of the asset. Lease incentives are treated as a reduction of rental expense and are recognized on a consistent basis over the lease term.

9. Netting of derivative assets and liabilities

Under IFRS, derivative assets, derivative liabilities and related cash collateral that are not settled to market are reported on a gross basis unless the restrictive IFRS netting requirements are met: i) existence of master netting agreements and related collateral arrangements that are unconditional and legally enforceable, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS and its counterparties; and ii) UBS’s intention to either settle on a net basis or to realize the asset and settle the liability simultaneously.

Under Swiss GAAP, derivative assets, derivative liabilities and related cash collateral that are not settled to market are generally reported on a net basis, provided the master netting and the related collateral agreements are legally enforceable in the event of default, bankruptcy or insolvency of UBS’s counterparties.

10. Negative interest

Under IFRS, negative interest income arising on a financial asset does not meet the definition of interest income and, therefore, negative interest on financial assets and negative interest on financial liabilities are presented within interest expense and interest income, respectively.

Under Swiss GAAP, negative interest on financial assets is presented within interest income and negative interest on financial liabilities is presented within interest expense.

11. Extraordinary income and expense

Certain non-recurring and non-operating income and expense items, such as realized gains or losses from the disposal of participations, fixed and intangible assets, as well as reversals of impairments of participations and fixed assets, are classified as extraordinary items under Swiss GAAP. This distinction is not available under IFRS.

UBS AG
Main Differences Between IFRS And Swiss GAAP [Line Items]
Disclosure of main differences between IFRS and Swiss GAAP [text block]

Note 35 Main differences between IFRS and Swiss GAAP

The consolidated financial statements of UBS AG are prepared in accordance with International Financial Reporting Standards (IFRS). The Swiss Financial Market Supervisory Authority (FINMA) requires financial groups that present their financial statements under IFRS to provide a narrative explanation of the main differences between IFRS and Swiss GAAP (the FINMA Accounting Ordinance, FINMA Circular 2020/1 "Accounting – banks" and the Banking Ordinance). Included in this Note are the significant differences in the recognition and measurement between IFRS and the provisions of the Banking Ordinance and the guidelines of FINMA governing true and fair view financial statement reporting pursuant to Art. 25 through Art. 42 of the Banking Ordinance.

1. Consolidation

Under IFRS, all entities that are controlled by the holding entity are consolidated.

Under Swiss GAAP, controlled entities that are deemed immaterial to the UBS AG or that are held temporarily only are exempt from consolidation, but instead are recorded as participations accounted for under the equity method of accounting or as financial investments measured at the lower of cost or market value.

2. Classification and measurement of financial assets

Under IFRS, debt instruments are measured at amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVTPL), depending on the nature of the business model within which the asset is held and the characteristics of the contractual cash flows of the asset. Equity instruments are accounted for at FVTPL by UBS AG.

Under Swiss GAAP, trading assets and derivatives are measured at FVTPL in line with IFRS. However, non-trading debt instruments are generally measured at amortized cost, even when the assets are managed on a fair value basis. In addition, the measurement of financial assets in the form of securities depends on the nature of the asset: debt instruments that are not held to maturity, i.e., instruments which are available for sale, as well as equity instruments with no permanent holding intent, are classified as Financial investments and measured at the lower of (amortized) cost or market value. Market value adjustments up to the original cost amount and realized gains or losses upon disposal of the investment are recorded in the income statement as Other income from ordinary activities. Equity instruments with a permanent holding intent are classified as participations in Non-consolidated investments in subsidiaries and other participations and are measured at cost less impairment.

Impairment losses are recorded in the income statement as Impairment of investments in non-consolidated subsidiaries and other participations. Reversals of impairments up to the original cost amount as well as realized gains or losses upon disposal of the investment are recorded as Extraordinary income / Extraordinary expenses in the income statement.

3. Fair value option applied to financial liabilities

Under IFRS, UBS AG applies the fair value option to certain financial liabilities not held for trading. Instruments for which the fair value option is applied are accounted for at FVTPL. The amount of change in the fair value that is attributable to changes in UBS AG’s own credit is presented in Other comprehensive income directly within Retained earnings. The fair value option is applied primarily to issued structured debt instruments, certain non-structured debt instruments, certain payables under repurchase agreements and cash collateral on securities lending agreements, amounts due under unit-linked investment contracts, and brokerage payables.

Under Swiss GAAP, the fair value option can only be applied to structured debt instruments that consist of a debt host contract and one or more embedded derivatives that do not relate to own equity. Furthermore, unrealized changes in fair value attributable to changes in UBS AG’s own credit are not recognized, whereas realized own credit is recognized in Net trading income.

4. Allowances and provisions for credit losses

Swiss GAAP permits the use of IFRS for the accounting for allowances and provisions for credit losses based on an expected credit loss (ECL) model. UBS AG has chosen to apply the IFRS 9 ECL approach to the substantial majority of exposures in scope of the Swiss GAAP ECL requirements, including all exposures in scope of ECL under both Swiss GAAP and IFRS.

In addition, for a small population of exposures in scope of the Swiss GAAP ECL requirements, which are not subject to ECL under IFRS due to classification and measurements differences, UBS AG applies an alternative approach. Where the Pillar 1 internal ratings-based (IRB) models are applied for measurement of credit risk, ECL for such exposures is determined by the regulatory expected loss (EL), with an add-on for scaling up to the residual maturity of exposures maturing beyond the next 12 months. For detailed information on regulatory EL, refer to the “Risk management and control” section of this report. For exposures for which the Pillar 1 standardized approach (SA) is applied for the measurement of credit risk, ECL is determined using a portfolio approach that derives conservative probability of default (PD) and loss given default (LGD) for the entire portfolio.

5. Hedge accounting

Under IFRS, when cash flow hedge accounting is applied, the fair value gain or loss on the effective portion of the derivative designated as a cash flow hedge is recognized in equity. When fair value hedge accounting is applied, the fair value gains or losses of the derivative and the hedged item are recognized in the income statement.

Under Swiss GAAP, the effective portion of the fair value change of the derivative instrument designated as a cash flow or as a fair value hedge is deferred on the balance sheet as Other assets or Other liabilities. The carrying amount of the hedged item designated in fair value hedges is not adjusted for fair value changes attributable to the hedged risk.

6. Goodwill and intangible assets

Under IFRS, goodwill acquired in a business combination is not amortized but tested annually for impairment. Intangible assets with an indefinite useful life are also not amortized but tested annually for impairment.

Under Swiss GAAP, goodwill and intangible assets with indefinite useful lives are amortized over a period not exceeding five years, unless a longer useful life, which may not exceed 10 years, can be justified. In addition, these assets are tested annually for impairment.

7. Post-employment benefit plans

Swiss GAAP permits the use of IFRS or Swiss accounting standards for post-employment benefit plans, with the election made on a plan-by-plan basis.

UBS AG has elected to apply IFRS (IAS 19) for the non-Swiss defined benefit plans and Swiss GAAP (FER 16) for the Swiss pension plan in its standalone financial statements. The requirements of Swiss GAAP are better aligned with the specific nature of Swiss pension plans, which are hybrid in that they combine elements of defined contribution and defined benefit plans, but are treated as defined benefit plans under IFRS. Key differences between Swiss GAAP and IFRS include the treatment of dynamic elements, such as future salary increases and future interest credits on retirement savings, which are not considered under the static method used in accordance with Swiss GAAP. Also, the discount rate used to determine the defined benefit obligation in accordance with IFRS is based on the yield of high-quality corporate bonds of the market in the respective pension plan country. The discount rate used in accordance with Swiss GAAP (i.e., the technical interest rate) is determined by the Pension Foundation Board based on the expected returns of the Board’s investment strategy.

For defined benefit plans, IFRS requires the full defined benefit obligation net of the plan assets to be recorded on the balance sheet, with changes resulting from remeasurements recognized directly in equity. However, for non-Swiss defined benefit plans for which IFRS accounting is elected, changes due to remeasurements are recognized in the income statement of UBS AG standalone under Swiss GAAP.

Swiss GAAP requires that employer contributions to the pension fund are recognized as personnel expenses in the income statement. Furthermore, Swiss GAAP requires an assessment as to whether, based on the financial statements of the pension fund prepared in accordance with Swiss accounting standards (FER 26), an economic benefit to, or obligation of, the employer arises from the pension fund which is recognized in the balance sheet when conditions are met. Conditions for recording a pension asset or liability would be met if, for example, an employer contribution reserve is available or the employer is required to contribute to the reduction of a pension deficit (on an FER 26 basis).

8. Leasing

Under IFRS, a single lease accounting model applies that requires UBS AG to record a right-of-use (RoU) asset and a corresponding lease liability on the balance sheet when UBS AG is a lessee in a lease arrangement. The RoU asset and the lease liability are recognized when UBS AG acquires control of the physical use of the asset. The lease liability is measured based on the present value of the lease payments over the lease term, discounted using UBS AG’s unsecured borrowing rate. The RoU asset is recorded at an amount equal to the lease liability but is adjusted for rent prepayments, initial direct costs, any costs to refurbish the leased asset and/or lease incentives received. The RoU asset is depreciated over the shorter of the lease term or the useful life of the underlying asset.

Under Swiss GAAP, leases that transfer substantially all the risks and rewards, but not necessarily legal title in the underlying assets, are classified as finance leases. All other leases are classified as operating leases. Whereas finance leases are recognized on the balance sheet and measured in line with IFRS, operating lease payments are recognized as General and administrative expenses on a straight-line basis over the lease term, which commences with control of the physical use of the asset. Lease incentives are treated as a reduction of rental expense and are recognized on a consistent basis over the lease term.

9. Netting of derivative assets and liabilities

Under IFRS, derivative assets, derivative liabilities and related cash collateral that are not settled to market are reported on a gross basis unless the restrictive IFRS netting requirements are met: i) existence of master netting agreements and related collateral arrangements that are unconditional and legally enforceable, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS AG and its counterparties; and ii) UBS AG’s intention to either settle on a net basis or to realize the asset and settle the liability simultaneously.

Under Swiss GAAP, derivative assets, derivative liabilities and related cash collateral that are not settled to market are generally reported on a net basis, provided the master netting and the related collateral agreements are legally enforceable in the event of default, bankruptcy or insolvency of UBS AG’s counterparties.

10. Negative interest

Under IFRS, negative interest income arising on a financial asset does not meet the definition of interest income and, therefore, negative interest on financial assets and negative interest on financial liabilities are presented within interest expense and interest income, respectively.

Under Swiss GAAP, negative interest on financial assets is presented within interest income and negative interest on financial liabilities is presented within interest expense.

11. Extraordinary income and expense

Certain non-recurring and non-operating income and expense items, such as realized gains or losses from the disposal of participations, fixed and intangible assets, as well as reversals of impairments of participations and fixed assets, are classified as extraordinary items under Swiss GAAP. This distinction is not available under IFRS.